General (Details) - USD ($)		1 Months Ended	12 Months Ended
	Feb. 04, 2022	Mar. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2021
General [Abstract]
Ordinary shares (in Shares)		120,715
No par value (in Dollars per share)
Warrant purchased ordinary shares (in Shares)						489,812
Working capital deficit			$ 5,470,525	$ 7,264,319
Accumulated deficit			(12,136,015)	(10,902,123)
Cash flow from operating activity			(2,219,583)	$ (3,871,157)	$ (4,857,027)
Aggregate gross proceeds			17,824,992
Net proceeds			15,101,509
Underwriting discounts and commissions			1,336,875
Offering costs			1,386,608
Warrant [Member]
General [Abstract]
Warrant purchased ordinary shares (in Shares)	4,244,048
IPO [Member]
General [Abstract]
Ordinary shares (in Shares)	4,244,048
No par value (in Dollars per share)	$ 0
Underwriting discounts and commissions			$ 1,336,875